Commitments and Contingencies - Fiscal Year Maturity (Footnotes) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($) GWh lease agreement_renewal contract MW
ITC | ITC easement agreement
Long-term Purchase Commitment [Line Items]
Number of agreement renewals | agreement_renewal	10
Agreement renewal term	50 years
UNS Energy | Springerville Common Facilities
Long-term Purchase Commitment [Line Items]
Capital leases, undivided leased interest, percentage	32.20%
Number of leases | lease	2
Power
Long-term Purchase Commitment [Line Items]
Purchase obligation	$ 2,438
Power | Maritime Electric
Long-term Purchase Commitment [Line Items]
Number of long-term take-or-pay contracts | contract	2
Power | Maritime Electric | Nuclear Generating Station
Long-term Purchase Commitment [Line Items]
Share of plant output, percentage	4.55%
Power | Maritime Electric | Payment guarantee
Long-term Purchase Commitment [Line Items]
Purchase obligation	$ 771
Power | FortisOntario
Long-term Purchase Commitment [Line Items]
Purchase obligation	$ 705
Power | FortisOntario | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW	145
Power | FortisOntario | Minimum
Long-term Purchase Commitment [Line Items]
Volume of energy required to be purchased (in GWh) | GWh	537
Power | FortisBC Energy
Long-term Purchase Commitment [Line Items]
Purchase obligation	$ 522
Power | FortisBC Electric
Long-term Purchase Commitment [Line Items]
Purchase obligation	$ 345
Long-term renewable PPA, term	20 years
Power | FortisBC Electric | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW	200
Volume of energy required to be purchased (in GWh) | GWh	1,752
Renewable Power
Long-term Purchase Commitment [Line Items]
Purchase obligation	$ 1,699
Renewable Power | TEP and UNS Electric, Inc
Long-term Purchase Commitment [Line Items]
Purchase commitment, percentage	100.00%